Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments
Schedule of investments

	2025	2024
	$ million	$ million
At 1 January	9	8
Additions	2	1
Transferred from receivables	18	–
Fair value remeasurement	1	–
At 31 December	30	9